ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2016
ALLOWANCE FOR DOUBTFUL ACCOUNTS.
Schedule of movement of the allowance for doubtful accounts receivable

	For the years ended December 31,
	2014	2015	2016
Balance, beginning of the year	5,041,727	5,969,648	7,611,244
Provision for doubtful accounts	927,921	1,641,596	1,548,077
Balance, end of the year	5,969,648	7,611,244	9,159,321